Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant And Equipment
Summary Of Property, Plant And Equipment [Table Text Block]
	Lives (years)	2016	2015
Land	-	$1,643	$1,638
Buildings and improvements	2-44	35,036	33,784
Central office equipment[1]	3-10	92,954	93,643
Cable, wiring and conduit	15-50	79,279	75,784
Satellites	12-15	2,710	2,088
Other equipment	2-23	88,436	81,972
Software	3-5	14,472	11,347
Under construction	-	5,118	5,971
		319,648	306,227
Accumulated depreciation and amortization		194,749	181,777
Property, plant and equipment - net		$124,899	$124,450
[1]	Includes certain network software.